1. GENERAL ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

Boston Therapeutics, Inc. (the “Company”) was formed as a Delaware corporation on August 24, 2009 under the name Avanyx Therapeutics, Inc.  On November 10, 2010, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Boston Therapeutics, Inc., a New Hampshire corporation (“BTI”) providing for the merger of Target into the Company with the Company being the surviving entity (the “Merger”),  the issuance by the Company of 4,000,000 shares of common stock to the stockholders of Target in exchange for 100% of the outstanding common stock of Target, and the change of the Company’s name to Boston Therapeutics, Inc.  David Platt, the Company’s Chief Executive Officer and Chief Financial Officer, is a founder of Target and was a director and minority stockholder of Target at the time of the Merger.  Dr. Platt received 400,000 shares of the Company’s common stock in connection with the Merger.  Kenneth A. Tassey, Jr., who became the Company’s President shortly after the Merger, was the Chief Executive Officer, President and principal stockholder of Target at the time of the Merger. Mr. Tassey received 3,200,000 shares of our common stock in connection with the Merger.

The Company’s primary business is the development, manufacture and commercialization of therapeutic drugs with a focus on complex carbohydrate chemistry to address unmet medical needs in diabetes and inflammatory diseases. We have brought one product, SUGARDOWN(R) to market and have begun to make initial sales. We are currently focused on the clinical development of two additional drug products: PAZ320, a non-systemic, chewable tablet for reduction of post-meal blood glucose in people living with diabetes and prediabetes that is fully developed, and IPOXYN™, an injectable anti-necrosis, anti-hypoxia drug that we are currently developing.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  The Company has limited resources and operating history.  As shown in the accompanying financial statements, the Company has an accumulated deficit of approximately $2,697,000 as of December 31, 2012.  The future of the Company is dependent upon its ability to obtain financing and upon future profitable operations from the development of its new business opportunities.

Management has plans to seek additional capital through private placements and public offerings of its common stock.  There can be no assurance that the Company will be successful in accomplishing its objectives.  Without such additional capital, the Company may be required to cease operations.

These conditions raise substantial doubt about the Company's ability to continue as a going concern.  The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

The Company has reassessed its status as a development stage entity in accordance with Accounting Standards Codification (ASC) 915, Development Stage Entities, as defined by Financial Accounting Standards Board (FASB), and has determined that its emergence from the development stage occurred during the year ended December 31, 2012 based on the accumulation of significant events that occurred through December 31, 2012. Since inception the Company has sold approximately $46,794 of its over-the-counter product SUGARDOWN® . Furthermore, the Company has completed development of one consumer product for which it has executed distribution agreements with companies in Asia and Europe and established a web presence through which the Company sells directly to consumers.  The Company has also completed development of one pharmaceutical drug candidate, for which it has completed Phase 2 clinical trials.  The Company has raised approximately $1,147,000 in 2012 and has recently engaged a an investment banking firm to raise additional funds for supporting additional clinical studies and to expand the company’s operations capabilities.    Accordingly, the Company has determined that it has commenced planned principal operations and is no longer a development stage entity. Previously, the Company has reported as a development stage entity through September 30, 2012. As a result of this change in reporting status, the Company has removed from these financial statements all 'cumulative since inception' financial information that is required by ASC 915.